Convertible Notes Payable (Details Textual) - USD ($)																																					1 Months Ended				12 Months Ended
	Dec. 23, 2015	Dec. 21, 2015	Dec. 09, 2015	Dec. 08, 2015	Dec. 03, 2015	Dec. 02, 2015	Dec. 01, 2015	Nov. 30, 2015	Oct. 26, 2015	Oct. 23, 2015	Oct. 15, 2015	Oct. 07, 2015	Sep. 15, 2015	Sep. 04, 2015	Sep. 02, 2015	Aug. 18, 2015	Aug. 12, 2015	Jul. 29, 2015	Jul. 27, 2015	Jul. 17, 2015	Jul. 13, 2015	Jun. 15, 2015	Jun. 10, 2015	Jun. 03, 2015	Jun. 01, 2015	May. 19, 2015	May. 12, 2015	May. 07, 2015	May. 06, 2015	Apr. 29, 2015	Mar. 24, 2015	Mar. 05, 2015	Feb. 05, 2015	Jan. 05, 2015	Feb. 07, 2014	Feb. 06, 2014	Apr. 16, 2015	Jan. 21, 2015	Nov. 17, 2014	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Interest bearing convertible notes				8.00%					8.00%
Proceeds from convertible notes									$ 500,000																																$ 7,172,000	$ 304,000	$ 489,000
Debt Instrument, Payment Terms				Twelve months					Twelve months
Common stock issued for convertible notes, Value																																									9,282,000	128,000	375,000
Conversion of stock description				The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.					The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description				The conversion price is the lower of (i) $11.97 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.					The conversion price is the lower of (i) $27.93 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion.
Convertible Notes Payable																																									930,000
Amortization of debt discount																																									4,383,000	$ 40,000	$ 249,000
Other Expenses																																									3,577,000
Unamortized debt discount																																									$ 805,000
KBM WORLDWIDE, Inc [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																																						8.00%	8.00%
Proceeds from convertible notes																																						$ 154,000	$ 304,000
Debt Instrument, Payment Terms																																						Nine months	Nine months
Common stock issued for convertible notes, Shares																	16								10
Percentage of conversion stock																																						65.00%	65.00%
Conversion of stock description																																							The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																						Upon written notice, during the first six months the Company could prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).	Upon written notice, during the first six months the Company could prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).
Glengrove Small Cap Value, Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																																8.00%
Proceeds from convertible notes																																$ 750,000
Debt Instrument, Payment Terms																																Twelve months
Common stock issued for convertible notes, Shares																							22
Conversion of stock description																																The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
LG CAPITAL FUNDING, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																													8.00%
Proceeds from convertible notes																													$ 56,500
Debt Instrument, Payment Terms																													Twelve months
Common stock issued for convertible notes, Shares			350
Percentage of conversion stock																													65.00%
Conversion of stock description																													The holder of this note is entitled, at its option, at any time to convert all or any amount outstanding into shares of the Company's Common Stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																													During the first six months, the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 121-180).
JSJ Investments Inc. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																												8.00%
Proceeds from convertible notes																												$ 150,000
Debt Instrument, Payment Terms																												Twelve months
Common stock issued for convertible notes, Shares		841
Conversion of stock description																												The investor is entitled at any time on or after issuance date to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																												The conversion price is the lesser of $37.5 or a 35% discount to the lowest VWAP during the twenty one trading days prior to the conversion.
VIS VIRES GROUP, INC. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																			8.00%			8.00%					8.00%
Proceeds from convertible notes																			$ 154,000			$ 104,000					$ 154,000
Debt Instrument, Payment Terms																						Nine months					Nine months
Common stock issued for convertible notes, Shares	791							766
Percentage of conversion stock																						65.00%					65.00%
Conversion of stock description																			The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.			The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.					The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																			Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).			Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).					Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180).
AUCTUS FUND LLC. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																										8.00%
Proceeds from convertible notes																										$ 105,000
Debt Instrument, Payment Terms																										Nine months
Common stock issued for convertible notes, Shares							543
Percentage of conversion stock																										65.00%
Conversion of stock description																										The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																										During the first six months, the Company may prepay the note with amounts ranging from 125% of principal plus interest (during days 1-30) to 150% of principal plus interest (during days 121-180).
Black Mountain Equities Inc. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																				8.00%
Proceeds from convertible notes																				$ 110,000
Debt Instrument, Payment Terms																				Twelve months
Conversion of stock description																				The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																				The conversion price is the lesser of (i) $165 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion.
Gemini Master Fund Ltd .[Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																				8.00%
Proceeds from convertible notes																				$ 165,000
Conversion of stock description																				The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																				The conversion price is the lesser of (i) $165 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion.
Service Trading Company, LLC [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes														8.00%
Proceeds from convertible notes														$ 37,800
Debt Instrument, Payment Terms														Twelve months
Percentage of conversion stock														65.00%
Conversion of stock description														The holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company's common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description														Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).
SICHENZIA ROSS FRIEDMAN FERENCE LLP [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes												8.00%
Proceeds from convertible notes												$ 92,000
Debt Instrument, Payment Terms												Twelve months
Conversion of stock description												The investor, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description												The conversion price is the lower of (i) $54.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Asher [Member]
Short-term Debt [Line Items]
Common stock issued for convertible notes, Shares																																			2	3
Common stock issued for convertible notes, Value																																			$ 53,500	$ 75,000
Himmil Investments Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																																	8.00%	8.00%
Proceeds from convertible notes																																	$ 500,000	$ 500,000
Debt Instrument, Payment Terms																																	Twelve months	Twelve months
Common stock issued for convertible notes, Shares																														4	3
Conversion of stock description																																	The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock	The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																	Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.	The conversion price is the lower of (i) $10,170 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Alderbrook Ship Finance Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																																					8.00%
Proceeds from convertible notes																																					$ 500,000
Debt Instrument, Payment Terms																																					Twelve months
Common stock issued for convertible notes, Shares																		31
Common stock issued for convertible notes, Value																		$ 500,000
Conversion of stock description																																					The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																																					Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Bas Cole Value Fund Ltd [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes															8.00%									8.00%
Proceeds from convertible notes															$ 600,000									$ 500,000
Debt Instrument, Payment Terms															Twelve months									Twelve months
Common stock issued for convertible notes, Shares						2,961										147
Conversion of stock description															The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.									The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description															The conversion price is the lower of (i) $130.8 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.									The conversion price is the lower of (i) $14.97 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
AMVS Value Fund Ltd. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes																					8.00%
Proceeds from convertible notes																					$ 600,000
Debt Instrument, Payment Terms																					Twelve months
Common stock issued for convertible notes, Shares										572
Conversion of stock description																					The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description																					The conversion price is the lower of (i) $928.86 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Mordechai Vizel [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes													8.00%
Proceeds from convertible notes													$ 75,000
Debt Instrument, Payment Terms													Twelve months
Conversion of stock description													The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description													The conversion price is the lower of (i) $86.4 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note (see Note 18).
MARVIN SHIPPING SERVICES INC. [Member]
Short-term Debt [Line Items]
Interest bearing convertible notes											8.00%
Proceeds from convertible notes											$ 82,000
Debt Instrument, Payment Terms											Twelve months
Common stock issued for convertible notes, Shares					471
Conversion of stock description											The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock.
Conversion of stock payment description											The conversion price is the lower of (i) $54.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.
Convertible Notes Payable
Short-term Debt [Line Items]
Accrued Interest																																								$ 5,000
Common stock issued for convertible notes, Shares																																								5
Common stock issued for convertible notes, Value																																								$ 129,000	$ 7,528,000
Percentage of conversion stock																																										100.00%